Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Organization and Business Operations

Note 1 - Organization and Business Operations

Jupiter Wellness is committed to supporting health and wellness by developing innovative solutions to a range of conditions. We take pride in our research and development of over-the-counter (OTC) products and intellectual property, which aim to address some of the most prevalent health and wellness concerns today. Our product pipeline includes a diverse range of products, such as hair loss treatments, eczema creams, vitiligo solutions, and psoriasis products, that cater to different health and wellness needs. We are dedicated to staying up-to-date with the latest scientific research and technology, ensuring that our products are effective, safe, and meet the highest industry standards.

To achieve our mission, we rely on a team of highly skilled and experienced professionals who are committed to advancing our vision of health and wellness. Our team includes scientists, researchers, product developers, and business experts who collaborate to create new products and enhance existing ones. We also partner with industry leaders and organizations to leverage the latest technologies and expand our reach.

We generate revenue through various channels, including the sales of our OTC and consumer products, as well as licensing royalties. Our products are available through various retailers and e-commerce platforms, making them accessible to a broad customer base. Additionally, we collaborate with other companies to license our intellectual property, creating additional revenue streams and expanding our global presence.

Going Concern Consideration

As of March 31, 2023 and December 31, 2022, the Company had an accumulated deficits of $51,905,848 and $50,597,674, respectively, and cash flow used in operations of $1,469,427, for the quarter ended March 31, 2023 and $6,395,942 and $7,567,645 for the years ended December 31, 2022 and 2021. The Company has incurred and expects to continue to incur significant costs in pursuit of its expansion and development plans. As of March 31, 2023 and December 31, 2022, the Company had $3,737,259 and $1,931,068, respectively, in cash and working capital of $4,367,081 and $2,245,979, respectively. These conditions have raised doubt about the Company’s ability to continue as a going concern as noted by our auditors, M&K CPAS, PLLC.

Note 1 - Organization and Business Operations

Jupiter Wellness, Inc. (the “Company”) was formed on October 24, 2018 as CBD Brands, Inc. under the laws of the State of Delaware, and is headquartered in Jupiter, Florida. The Company is a cutting-edge developer of cannabidiol (CBD) based medical therapeutics and wellness products. The Company’s clinical pipeline of prescription CBD-enhanced skin care therapeutics addresses indications including eczema, burns, herpes cold sores, and skin cancer. We are in the early stage of manufacturing, distributing, and marketing a diverse line of consumer products infused with CBD.

Going Concern Consideration

As of December 31, 2022 and 2021, the Company had an accumulated deficits of $50,597,674 and $35,374,646, respectively, and cash flow used in operations of $6,395,942 and $7,567,645 for the years ended December 31, 2022 and 2021. The Company has incurred and expects to continue to incur significant costs in pursuit of its expansion and development plans. As of December 31, 2022, the Company had $1,931,068 in cash and working capital of $2,245,979. These conditions have raised doubt about the Company’s ability to continue as a going concern as noted by our auditors, M&K CPAS, PLLC.